Related party transactions	6 Months Ended
Feb. 28, 2026
Related party transactions
Related party transactions

17. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021]

7858078 Canada Inc. [prior to June 3, 2021]

Montana Strategies Inc. [prior to April 25, 2024]

Strategies EB Inc. [prior to April 25, 2024]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

Hurricane Corporate Services Ltd. (prior to March 1, 2024)

Mac Engineering SASU (prior to July 11, 2025)

Marine Ventures LLC (since June 20, 2025)

1925 Holiday Holdings LLC (since June 20, 2025)

300 US 1 Holdings LLC (since June 20, 2025)

Palm City Marine LLC (since June 20, 2025)

NVPB Marina Holdings LLC (since June 20, 2025)

NV FL 1440 Holdings LLC (since June 20, 2025)

NV FL Holdings LLC (since June 20, 2025)

Nautical Ventures South Inc. (since June 20, 2025)

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

9335-1427 Quebec Inc.

9519-0682 Quebec Inc.

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

Proceeds receivable from related parties

Under the Real Estate Agreement entered into concurrently with the acquisition of NVG, the Company is entitled to recover value from six real estate properties owned by Marine Ventures LLC and other related entities, either through:

(i)receipt of net cash proceeds upon sale to third parties; or

(ii)	non-cash settlement through the transfer of the underlying properties to the Company at fair market value, net of outstanding mortgage balances and transaction costs.

The Proceeds receivable from related parties represents the Company’s contractual right to recover value through either of these settlement mechanisms and, accordingly, is presented as a financial asset rather than as real estate or investment property until settlement occurs.

As at the acquisition date of June 20, 2025, the Company recognized Proceeds receivable from related parties of $10,389,917, representing the fair value of its right to receive such proceeds. As at August 31, 2025, the balance of Proceeds receivable from related parties remained $10,389,917.

In October 2025, two of the six properties were sold by Marine Ventures LLC, resulting in the receipt of net cash proceeds of $3,833,603 during the three-month period ended November 30, 2025. Following these transactions, the non-interest-bearing demand note receivable from Marine Ventures LLC was fully settled, and the remaining balance of $6,556,314 represents a contingent receivable related to the remaining properties.

As at February 28, 2026, the fair value of the Proceeds receivable from related parties was $6,556,314, which is disaggregated by expected settlement mechanism as follows:

		Discounted
	Number of	receivable
Expected settlement mechanism	properties	$
Sale to third party (cash settlement)	1	4,220,770
Transfer to the Company (non-cash settlement)	3	2,335,544
Total Proceeds receivable from related party	4	6,556,314

For properties expected to be sold to third parties, the receivable reflects estimated net cash proceeds based on fair market value, less outstanding mortgage balances, selling commissions and transaction costs, discounted to present value based on the expected timing of sale.

For properties expected to be transferred to the Company rather than sold to third parties, collectability is achieved through delivery of the underlying real estate assets measured at fair value, rather than through external liquidation. This settlement mechanism does not impair collectability, as the Company ultimately recovers value equivalent to the receivable through acquisition of identifiable real estate assets.

Because the cash flows associated with the Proceeds receivable from related parties are not solely payments of principal and interest, the contingent receivable is measured at fair value through profit or loss in accordance with IFRS 9.

At February 28, 2026, the fair value of $6,556,314 reflected:

●	management’s estimate of expected net proceeds or fair value of properties to be transferred;
●	the expected timing of settlement, ranging from April 2026 to November 2026;
●	probability-weighted outcomes consistent with market participant assumptions; and
●	discounting of estimated cash flows using credit-adjusted discount rates ranging from approximately 18.5% to 18.6%.

Although updated valuation work indicates potential upside relative to the current carrying amount, management has concluded that it would not be appropriate to recognize any increase in the receivable at February 28, 2026 due to the absence of corroborating transactional evidence, such as executed sale agreements or completed property transfers, as of the reporting date.

A 100% probability was assigned to realization of the Proceeds receivable from related parties based on the valuations and sales processes in place at the acquisition date.

Right of use assets and lease liabilities

The Company leases four properties from Marine Ventures LLC. These leases are accounted for as right-of-use assets and lease liabilities. As at February 28, 2026, the right-of-use asset for these leases was $5,592,816 [August 31, 2025 – $6,360,457] and the lease liability was $5,738,349 [August 31, 2025 – $6,290,920].

Related party transactions and balances

The following table summarizes the Company’s related party transactions for the period:

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Expenses

Research and development
Mac Engineering, SASU	—	201,604	—	997,479

Interest expense
Roger Moore	82,618	—	149,248	—

Rent expense
California Electric Boat Company	52,894	49,666	103,625	97,885
Marine Ventures LLC	—	—	143,720	—

Income booked through Contributed Surplus

Management fees
Marine Ventures LLC	—	—	159,269	—

The following table summarizes the remuneration paid to directors and key management of the Company:

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	453,128	259,128	891,140	514,399
Share-based payments – capital stock	—	24,179	29,588	87,850
Share-based payments – RSUs	17,873	—	30,980	—
Share-based payments – stock options	2,578	4,194	6,570	11,883
	473,579	287,501	958,278	614,132

The amounts due to and from related parties are as follows:

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Amounts due from related parties included in share subscription receivable
9335-1427 Quebec Inc.	18,326	18,193
Alexandre Mongeon	10,409	10,333
	28,735	28,526

Amounts due to (from) related parties
Alexandre Mongeon	(12,133)	—
Roger Moore	50,000	—
Jesse Coors	25,000	—
	62,867	—

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	23,077	16,946
Raffi Sossoyan	7,663	7,277
Roger Moore*	20,806	19,520
Maxime Poudrier	5,769	—
Daniel Rathe	6,154	6,154
1925 Holiday Holdings LLC	82,251	—
Palm City Marine LLC	21,264	—
NVPB Marina Holdings LLC	24,973	—
NV FL 1440 Holdings LLC	69,937	—
NV FL Holdings LLC	250,354	—
	512,248	49,897

*includes interest payable at February 28, 2026 of $7,344 (August 31, 2025 - $6,058)

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Proceeds receivable from related parties
Non-interest bearing demand note receivable from Marine Ventures LLC	—	3,422,154
Contingent receivable from Marine Ventures LLC	6,556,314	6,967,763
	6,556,314	10,389,917

Purchase consideration payable to related party
Initial Convertible Note due to Roger Moore (note 16)	3,109,769	3,111,810
Subsequent Convertible Note due to Roger Moore (note 16)	754,529	653,262
Real Estate Note due to Roger Moore (note 16)	1,490,010	1,283,434
	5,354,308	5,048,506

Amounts due from related parties included in share subscription receivable, amounts due to (from) related parties and amounts due to related parties included in trade and other payables are non-interest bearing and have no specified terms of repayment.